S000053934 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%		(0.36%)		2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.50%		0.90%	4.04%
Performance Inception Date					May 31, 2016
Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.75%	1.02%
Performance Inception Date			Sep. 30, 2021
Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.81%		2.02%	4.77%
Performance Inception Date					May 31, 2016
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		8.90%		2.10%		5.25%
Class IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.98%		(0.08%)		3.09%
Class IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.22%		0.64%		3.12%

[1]
For Class A, Class C and Class I shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg U.S. Aggregate Index was 1.73%, (0.06)% and 1.73%, respectively.